United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners LP
Address:	11 East 44th St. Ste. 700
		New York, NY 10017

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        February 06, 2013
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ x ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		1
						---

Form 13F Information Table Entry Total:		69
						----

Form 13F Information Table Value Total:		$428,050
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1 - 13F file number 028-14377 Arbiter Partners QP, LP


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
AGNICO EAGLE MINES LTD              COM 008474108          49        942  SH            Defined         1       942
AMERIANA BANCORP                    COM 023613102         118      14291  SH            Defined         1     14291
AMKOR TECHNOLOGY INC                COM 031652100         200      47113  SH            Defined         1     47113
ANADARKO PETE CORP                  COM 032511107       17505     235566  SH     Call   Defined         1         0
ANNALY CAP MGMT INC                 COM 035710409        1323      94226  SH            Defined         1     94226
ASB BANCORP INC N C                 COM 00213T109         461      30058  SH            Defined         1     30058
ASSURED GUARANTY LTD                COM G0585R106       14694    1032598  SH            Defined         1   1032598
ASSURED GUARANTY LTD                COM G0585R106        2682     188453  SH     Call   Defined         1         0
BARCLAYS BK PLC                     COM 06740C188      -16621     522486  SH      Put   Defined         1         0
BLACKSTONE GROUP L P                COM 09253U108        8814     565359  SH     Call   Defined         1         0
CAPITAL ONE FINL CORP               WTS 14040H139        4244      73266  SH            Defined         1     73266
CAPITAL ONE FINL CORP               WTS 14040H139         104       4900  SH     Call   Defined         1         0
CAPITAL SR LIVING CORP              COM 140475104       25891    1385258  SH            Defined         1   1385258
CLEAR CHANNEL OUTDOOR HLD           COM 18451C109        3444     490590  SH            Defined         1    490590
CLIFFS NATURAL RESOURCES            COM 18683K101      -19262     499400  SH      Put   Defined         1         0
CORNING INC                         COM 219350105        1189      94226  SH     Call   Defined         1         0
COWEN GROUP INC NEW                 COM 223622101        4361    1779755  SH            Defined         1   1779755
CURRENCYSHARES AUSTRALIAN           COM 23129U101      -15702     150762  SH      Put   Defined         1         0
DELL INC                            COM 24702R101       10988    1083604  SH     Call   Defined         1         0
DEVON ENERGY CORP NEW               COM 25179M103       34850     669667  SH     Call   Defined         1         0
EASTERN VA BANKSHARES INC           COM 277196101         128      23745  SH            Defined         1     23745
FIRST M & F CORP                    COM 320744105         172      24701  SH            Defined         1     24701
GENERAL DYNAMICS CORP               COM 369550108        6527      94226  SH     Call   Defined         1         0
GLOBALSTAR INC                      COM 378973408         116     380204  SH            Defined         1    380204
GOLDMAN SACHS GROUP INC             COM 38141G104       51179     401216  SH     Call   Defined         1         0
GREIF INC                           COM 397624206       27955     576520  SH            Defined         1    576520
HESS CORP                           COM 42809H107        2495      47113  SH     Call   Defined         1         0
HEWLETT PACKARD CO                  COM 428236103        5371     376906  SH     Call   Defined         1         0
HOPFED BANCORP INC                  COM 439734104         250      28973  SH            Defined         1     28973
HYSTER YALE MATLS HANDLIN           COM 449172105        2345      48055  SH            Defined         1     48055
INTERVEST BANCSHARES CORP           COM 460927106          63      16116  SH            Defined         1     16116
ISHARES SILVER TRUST                COM 46428Q109        5737     195331  SH     Call   Defined         1         0
LAKE SHORE BANCORP INC              COM 510700107        1806     175529  SH            Defined         1    175529
LAPORTE BANCORP INC MD              COM 516651106         122      14183  SH            Defined         1     14183
LENNAR CORP                         COM 526057302        2003      65600  SH            Defined         1     65600
LEVEL 3 COMMUNICATIONS IN           COM 52729N308        1089      47113  SH            Defined         1     47113
LIBERTY MEDIA HLDG CORP C           COM 53071M104        7316     371723  SH            Defined         1    371723
LIBERTY VENTURES CMN SERI           COM 53071M880       26520     391387  SH            Defined         1    391387
LIFE TECHNOLOGIES CORP              COM 53217V109        9240     188453  SH     Call   Defined         1         0
MARKET VECTORS ETF TR               COM 57060U589        3819     192976  SH     Call   Defined         1         0
MICROSOFT CORP                      COM 594918104        7233     270807  SH            Defined         1    270807
MICROSOFT CORP                      COM 594918104       12629     472828  SH     Call   Defined         1         0
MONDELEZ INTL INC                   COM 609207105        3598     141340  SH     Call   Defined         1         0
MTR GAMING GROUP INC                COM 553769100        6634    1590750  SH            Defined         1   1590750
NATIONAL WESTN LIFE INS C           COM 638522102        7782      49338  SH            Defined         1     49338
NEWMONT MINING CORP                 COM 651639106       39777     856518  SH     Call   Defined         1         0
OCONEE FED FINL CORP                COM 675607105         278      19106  SH            Defined         1     19106
PEOPLES BANCORP N C INC             COM 710577107         201      22080  SH            Defined         1     22080
PFIZER INC                          COM 717081103        2363      94226  SH     Call   Defined         1         0
PREMIER FINL BANCORP INC            COM 74050M105         125      11603  SH            Defined         1     11603
PROSHARES TR II                     COM 74347W841       -2764      62661  SH      Put   Defined         1         0
PSB HLDGS INC                       COM 69360W108         176      36778  SH            Defined         1     36778
SALESFORCE COM INC                  COM 79466L302      -10296      61247  SH      Put   Defined         1         0
SEAGATE TECHNOLOGY PLC              COM G7945M107        2866      94226  SH            Defined         1     94226
SEAGATE TECHNOLOGY PLC              COM G7945M107       24651     810347  SH     Call   Defined         1         0
SEALED AIR CORP NEW                 COM 81211K100       24067    1374484  SH            Defined         1   1374484
SYMETRA FINL CORP                   COM 87151Q106        8076     622215  SH            Defined         1    622215
TRONOX LTD                          COM Q9235V101        5738     314452  SH            Defined         1    314452
UNITED BANCSHARES INC OHI           COM 909458101         218      22341  SH            Defined         1     22341
UNITED PARCEL SERVICE INC           COM 911312106       10421     141340  SH     Call   Defined         1         0
UT/25 IPATH S&P 500 VIX S           COM 9EQ2YAE05       -1896      59622  SH      Put   Defined         1         0
WARREN RES INC                      COM 93564A100        5679    2020978  SH            Defined         1   2020978
WESTERN DIGITAL CORP                COM 958102105       11611     273257  SH     Call   Defined         1         0
WESTERN UN CO                       COM 959802109        6412     471132  SH     Call   Defined         1         0
WPX ENERGY INC                      COM 98212B103         758      50882  SH            Defined         1     50882
XEROX CORP                          COM 984121103        2000     293327  SH            Defined         1    293327
XEROX CORP                          COM 984121103       11190    1640765  SH     Call   Defined         1         0
XL GROUP PLC                        COM G98290102        2918     116464  SH            Defined         1    116464
XL GROUP PLC                        COM G98290102       12020     479613  SH     Call   Defined         1         0





*Long puts reflect a negative notional value and have been subtracted from the total notional value.